Artisan Global Unconstrained Fund Investment Strategy - Artisan Global Unconstrained Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a differentiated portfolio of securities, derivatives and other instruments that offer long and short exposures around the world. The team seeks to identify countries that are undergoing or poised for strong economic growth or structural changes, such as political, legislative and/or economic reforms. The team seeks to invest in corporate and sovereign debt instruments that offer exposures to those countries at attractive absolute and relative credit risk premium. As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.The Fund primarily invests in debt securities and instruments with similar economic characteristics. The Fund may have significant investment in a particular geographic region or country and typically a portion will be invested in emerging market countries. The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to emerging market countries, securities traded principally outside the United States, and securities denominated in currencies other than the US dollar.The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.The Fund may invest in debt instruments of all types, including, without limitation, sovereign issues, treasury obligations, bonds, loans, commercial paper, credit linked notes, covered bonds, convertible bonds and other fixed-, variable- and floating-rate securities that are either secured or unsecured, and, either senior or subordinated. The Fund may invest, without limitation, in debt instruments of any credit rating, including instruments that are rated below investment grade (below BBB- by Standard & Poor’s Rating Service or Fitch, Inc. or below Baa3 by Moody’s Investors Service, Inc.), or comparably rated by another nationally recognized statistical rating organization, or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” The Fund may invest in debt instruments that are non-performing at the time of purchase. The Fund may invest in debt securities of any maturity. The Fund’s investments are not subject to any restrictions with respect to duration. The Fund expects to achieve certain exposures primarily through derivative transactions. These derivatives include, without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and swaps, including interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may have the effect of creating investment leverage. The Fund may use derivatives to seek to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may also utilize derivatives to take short positions in underlying assets and non-USD currencies to hedge certain risk factors. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines. The Fund’s use of derivatives is frequently extensive. The Fund expects to hold US Treasury, government agency securities and agency mortgage-backed securities (and derivatives thereon), and stripped securities to use as collateral for its derivatives positions and to help manage duration. The Fund may engage in repurchase agreements, reverse repurchase agreements and forward commitments, and may engage a substantial portion of its assets in short sales. The Fund may also invest in equity securities and exchange-traded funds (“ETFs”). The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as matter of contract or under federal securities laws). The Fund may have investment exposure to the commodities markets and/or Regulation S securities primarily through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may invest up to 25% of its total assets in its Subsidiary.The Fund may borrow up to the amount allowed by applicable law to enhance total return, fund redemptions, post collateral for hedges, or to purchase investments prior to settlement of pending sale transactions.